SIGNIFICANT ACCOUNTING POLICIES - Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Percentage of concentration of domestic financial institutions in cash and cash equivalents, customer funds	58.00%	47.00%
Percentage of cash and cash equivalents, customer funds denominated in U.S dollars	74.00%	70.00%
Customer concentration risk | Total revenues | Customers from single market place
Concentration Risk [Line Items]
Percentage of total revenue	24.00%	29.00%	27.00%
Customer concentration risk | Total revenues | Greater China
Concentration Risk [Line Items]
Percentage of total revenue	34.00%	37.00%	33.00%